Losses Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	$ (195,155)	$ (103,537)
Weighted average number of common shares outstanding (in shares)	93,050	93,415
Effects of dilutive share options (in shares)	0	85
Common shares and common shares equivalent (in shares)	93,050	93,500
(Losses) per share
Basic and diluted (in USD per share)	$ (2.10)	$ (1.11)